Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Included within operating profit from continuing operations
Operating profit	£ 1,526	£ 1,309
Included within net finance costs
Net gains on financial assets at fair value through profit and loss	2	3
Net finance costs	(739)	(682)
Included within share of post-tax results of joint ventures and associates
Share of post-tax results of joint ventures and associates	39	57
Profit before tax	826	684
Tax on exceptional items and remeasurements	(208)	(112)
Profit after tax from continuing operations	618	572
Exceptional items and remeasurements
Included within operating profit from continuing operations
Provision for UK electricity balancing costs		151
Major transformation programme	(15)	(42)
Transaction, separation and integration costs	(19)
Changes in environmental provisions	25	(1)
Net gains on commodity contract derivatives	16	(9)
Operating profit	(89)	99
Included within net finance costs
Net (losses) gains on derivative financial instruments	(63)	(15)
Net gains on financial assets at fair value through profit and loss	2	3
Net finance costs	(61)	(12)
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments		(3)
Share of post-tax results of joint ventures and associates	0	(3)
Profit before tax	(150)	84
Tax on exceptional items and remeasurements	15	17
Profit after tax from continuing operations	(135)	101
Exceptional items and remeasurements | National Grid Renewables
Included within operating profit from continuing operations
Net loss on disposal of NG Renewables	(96)
Exceptional items
Included within operating profit from continuing operations
Provision for UK electricity balancing costs		151
Major transformation programme	(15)	(42)
Transaction, separation and integration costs	(19)
Changes in environmental provisions	25	(1)
Net gains on commodity contract derivatives	0	0
Operating profit	(105)	108
Included within net finance costs
Net (losses) gains on derivative financial instruments	0	0
Net gains on financial assets at fair value through profit and loss	0	0
Net finance costs	0	0
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments		0
Share of post-tax results of joint ventures and associates		0
Profit before tax	(105)	108
Tax on exceptional items and remeasurements	2	11
Profit after tax from continuing operations	(103)	119
Exceptional items | National Grid Renewables
Included within operating profit from continuing operations
Net loss on disposal of NG Renewables	(96)
Remeasurements
Included within operating profit from continuing operations
Provision for UK electricity balancing costs		0
Major transformation programme	0	0
Transaction, separation and integration costs	0
Changes in environmental provisions	0	0
Net gains on commodity contract derivatives	16	(9)
Operating profit	16	(9)
Included within net finance costs
Net (losses) gains on derivative financial instruments	(63)	(15)
Net gains on financial assets at fair value through profit and loss	2	3
Net finance costs	(61)	(12)
Included within share of post-tax results of joint ventures and associates
Net (losses) gains on financial instruments		(3)
Share of post-tax results of joint ventures and associates		(3)
Profit before tax	(45)	(24)
Tax on exceptional items and remeasurements	13	6
Profit after tax from continuing operations	(32)	£ (18)
Remeasurements | National Grid Renewables
Included within operating profit from continuing operations
Net loss on disposal of NG Renewables	£ 0